CRUDE OIL AND NATURAL GAS SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	$ 2,353,374	$ 1,482,575	$ 553,739
Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	1,777,736	1,166,818	439,716
Natural Gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	466,596	230,679	101,692
Natural Gas Liquids
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	108,491	84,278	10,773
Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	551	800	1,558
U.S.
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	2,205,876	1,355,255	480,822
U.S. | Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	1,646,453	1,055,748	380,074
U.S. | Natural Gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	455,678	219,552	92,453
U.S. | Natural Gas Liquids
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	103,731	79,930	8,182
U.S. | Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	14	25	113
Canada
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	147,498	127,320	72,917
Canada | Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	131,283	111,070	59,642
Canada | Natural Gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	10,918	11,127	9,239
Canada | Natural Gas Liquids
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	4,760	4,348	2,591
Canada | Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	$ 537	$ 775	$ 1,445